Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Teucrium Agricultural Strategy No K-1 ETF (TILL)
(the “Fund”)
a series of Listed Funds Trust
Supplement dated May 21, 2025 to the
Summary Prospectus, Prospectus (each, a “Prospectus,” and together, the “Prospectuses”), and Statement of Additional Information (“SAI”),
each dated April 30, 2025

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S INVESTMENT POLICIES, EFFECTIVE MAY 19, 2025.
The Board of Trustees (the “Board”) of Listed Funds Trust has approved a change to the Fund’s classification from a “non-diversified” fund to a “diversified” fund for purposes of Section 5(b)(1) of the Investment Company Act of 1940, as amended.
Applicable changes to the Fund’s Prospectuses and SAI are as follows:

Supplement Closing [Text Block]	ck0001683471_SupplementClosing	Please retain this Supplement with your Prospectuses and SAI for future reference.
Teucrium Agricultural Strategy No K-1 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Teucrium Agricultural Strategy No K-1 ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Teucrium Agricultural Strategy No K-1 ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The “Non-Diversification Risk” discussion is deleted in its entirety from the Fund’s “Principal Investment Risks” section in each Prospectus.
Teucrium Agricultural Strategy No K-1 ETF | Teucrium Agricultural Strategy No K-1 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TILL